Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2021
Basic And Diluted Earnings Per Share [Abstract]
Basic and diluted earnings per share

27. Basic and diluted earnings per share

The Company presents basic and diluted earnings per share, or EPS, data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period.

For the years ended December 31, 2021, 2020 and 2019, all warrants, stock options and RSU were anti-dilutive since the Company reported net losses from continuing operations. The secured convertible debentures issued in 2020 and subsequently converted into common shares in 2021 were also anti-dilutive during the period they were outstanding.

The numbers for the average basic and diluted shares outstanding presented in the consolidated statements of operations for the year ended December 31, 2019 have been adjusted in order to reflect the effect of the bonus element of the Rights Offering that occurred in June 2019 (note 19a).